Unaudited Interim Condensed Consolidated Statements of Income and Comprehensive Income - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Revenues	$ 33,380,930	$ 28,129,714
Cost of revenues	26,127,199	21,008,170
Gross profit	7,253,731	7,121,544
Operating expenses:
Selling and marketing expenses	219,295	249,558
General and administrative expenses	2,047,280	1,167,954
Total operating expenses	2,266,575	1,417,512
Income from operations	4,987,156	5,704,032
Other income (expenses):
Interest income	29,114	307
Other income (expenses), net	1,120,518	(790,420)
Interest expense	(2,870)	(3,013)
Total other income (expenses)	1,146,762	(793,126)
Income before income tax expenses	6,133,918	4,910,906
Income tax expenses	1,641,241	1,084,606
Net income	4,492,677	3,826,300
Other comprehensive income (loss):
Net income	4,492,677	3,826,300
Other comprehensive income (loss):
Foreign currency translation adjustment	(1,466,624)	703,331
Total comprehensive income	$ 3,026,053	$ 4,529,631
Class A and Class B Ordinary Shares
Weighted average shares outstanding for Class A and Class B ordinary shares
Weighted average shares outstanding, Basic (in Shares)	55,056,538	52,000,000
Weighted average shares outstanding, Diluted (in Shares)	55,056,538	52,000,000
Earnings per share for Class A and Class B ordinary shares
Earnings per share, Basic (in Dollars per share)	$ 0.08	$ 0.07
Earnings per share, Diluted (in Dollars per share)	$ 0.08	$ 0.07